Organization	12 Months Ended
Dec. 31, 2021
Organization
Organization

1. Organization

The Business

On May 24, 2021 (“Effective Time”), we consummated the business combination (“Merger”) contemplated by the Agreement and Plan of Merger (as amended, the “Merger Agreement”), dated December 13, 2020, by and among our company (formerly known as Big Rock Partners Acquisition Corp. (“BRPA”)), NeuroRx, Inc., a Delaware corporation (“NeuroRx”), Big Rock Merger Corp., a Delaware corporation and wholly-owned, direct subsidiary of BRPA (“Merger Sub”), pursuant to which Merger Sub was merged with and into NeuroRx, with NeuroRx surviving the Merger. As a result of the Merger, and upon consummation of the Merger and other transactions contemplated by the Merger Agreement, NeuroRx became a wholly-owned, direct subsidiary of BRPA. Upon the closing of the Merger, we changed our name to NRX Pharmaceuticals, Inc., with the stockholders of NeuroRx becoming stockholders of NRX Pharmaceuticals, Inc. Unless the context suggests otherwise, references to “NRx Pharmaceuticals,” “NeuroRx”, “NRXP,” “we,” or the “Company” refer to NRX Pharmaceuticals, Inc. and, where appropriate, its subsidiaries.

The Company is a clinical-stage pharmaceutical company that develops novel therapeutics for the treatment of central nervous system disorders and both the treatment and prevention of life-threatening pulmonary diseases through its wholly-owned operating subsidiary, NeuroRx. The Company’s foundation product, NRX-101 (d-Cycloserine/Lurasidone), for the treatment of suicidal bipolar depression, has been awarded Fast Track designation, Breakthrough Therapy designation, a Special Protocol Agreement, and a Biomarker Letter of Support by the US Food and Drug Administration (FDA). NRX-101 is covered by multiple US and foreign patents, including a Composition of Matter patent (U.S. Patent No. 10,583,138) that was transferred to NRx by Glytech, Inc. On September 18, 2020, the Company entered into a collaboration agreement with Relief Therapeutics Holding AG (“Relief”) for the clinical development and, if approved, the sale of aviptadil. The collaboration agreement provides for funding by Relief of certain clinical trials, formulation and manufacturing of aviptadil, as well as establishing specified sales territories for each party and share of the profits in those territories. Relief has reimbursed the Company $10.9 million for expenses but has subsequently declined to reimburse the Company for additional costs of the IV clinical trial, the inhaled clinical trial, formulation and manufacture of aviptadil (reformulated as ZYESAMI®). The Company advised Relief that the Company is funding those costs with other capital. See Note 9 “Commitments and Contingencies” for additional Information regarding the Company and Relief. In July 2021 the Company was granted exclusive worldwide development rights to an investigational COVID-19 vaccine called BriLife™ pursuant to a Memorandum of Understanding with the Ministry of Defense of the State of Israel. After investigating the manufacturing requirements of the vaccine, the expected regulatory path for approval in Israel and the EU, the commercial opportunity, and the financial commitment required for development of the vaccine, the Company decided not to continue with the project. We plan to effect a transition in consultation with the IIBR. This decision was communicated to the IIBR in a letter dated March 20, 2022.